Organization and Business Operations - Business Combination Agreement (Details) - $ / shares	5 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2019
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Seaport Global Acquisition Corp
Share Price	9.20
Class A Common Stock | Seaport Global Acquisition Corp
Common stock, par value	0.0001	0.0001
Class B Common Stock | Seaport Global Acquisition Corp
Common stock, par value	$ 0.0001	$ 0.0001
Issuance of Class B common stock to initial Stockholders (in shares)	3,593,750